RELATED PARTIES (Schedule of Balances with Related Parties) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Due to officers [Member]
Disclosure of transactions between related parties [line items]
Balances with Related Parties | ₪		₪ (267)	₪ 24
Due to officers [Member] | US Dollars [Member]
Disclosure of transactions between related parties [line items]
Balances with Related Parties | $	$ (71)
Parent [Member]
Disclosure of transactions between related parties [line items]
Balances with Related Parties | ₪		₪ 186	₪ (6)
Parent [Member] | US Dollars [Member]
Disclosure of transactions between related parties [line items]
Balances with Related Parties | $	$ 50